OTHER LONG TERM ASSET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG TERM ASSET
Long term deposit	$ 152	$ 240
Long term prepayment for property and equipment	96	310
Housing loan to employees (Note 17)	3,148
Long term prepayment for license fee		7,500
Other long term asset	3,396	8,050
OTHER LONG TERM ASSET
Long term prepayment for license fee		7,500
Trident intellectual property
OTHER LONG TERM ASSET
Long term prepayment for license fee		7,500
OTHER LONG TERM ASSET
Long term prepayment for license fee		$ 7,500